UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road, Building A, 2nd Floor Willow Grove PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:  11/30/2011

Date of reporting period: 11/30/2011

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended November 30, 2011 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Annual Report 2011

Mid-Cap Fund
Small-Cap Fund
 November 30, 2011

Capital Management
Investment Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Wellington Shields & Co., LLC, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-3015.

Capital Management Funds

Mid Cap
An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities (concentrating on mid-cap company securities), short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to the following risks: mid-cap securities risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

Small Cap
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies.

Since the Fund’s investment strategy utilizes equity securities (concentrating on small-cap company securities), short-term investment instruments, derivative instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by calling 1-888-626-3863.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about January 27, 2012

December 19, 2011

Dear Capital Management Shareholders,

The fiscal year ended November 30, 2011 continued a volatile pattern influenced by the European debt crisis, inability of Congress to comprise on budget considerations and continued weak economic news. During the fiscal year ended November 30, 2011, the Capital Management Mid-Cap Fund Institutional Shares (The Mid-Cap Fund) gained 2.38% compared with a gain of 7.83% for the S&P 500 and a gain of 4.75% for the Russell Mid-Cap Value. The Capital Management Small-Cap Fund Institutional Shares (The Small-Cap Fund) gained 13.51% during the fiscal year ended November 30, 2011 compared with a gain of 7.39% for the S&P 600 Index during the same period.

The stock market ended the year in a euphoric state as central banks revealed plans to contain the European debt crisis. The market ended the fiscal year with a gain of over 4% as the Dow Jones Industrial Average enjoying its largest daily gain since March 23, 2009. Remedies in the past have been short lived as such rallies quickly vanished as the proposals failed to work. We expect the sovereign debt crisis to continue to hamper the capital markets and result in continued market volatility. In the last four months of the past fiscal year, the Dow Industrials rose or fell by more than 1% on 54 days, and there were 28 days of moves over 2%.

The consumer sector continued above-average market performance during the fiscal year. In spite of continuing high unemployment and moderating personal income growth, consumers have reduced savings in order to maintain spending. Consumer Discretionary and Consumer Staple are over-weighted in both the Mid-Cap Fund and the Small-Cap Fund, and each achieved above average growth. Utilities and Industrials also positively impacted performance of both funds.

On the negative side, Imperial Sugar Co. and Maidenform Brands, Inc. negatively influenced the Small-Cap Fund and Steel Dynamics, Inc., Frontier Communications Corp., Dr. Pepper Snapple Group, Inc. and Zebra Technologies Corp. had a similar impact on the Mid-Cap Fund.

Corporate merger actively continued to impact performance although at a slower rate than last year. The impact was more dramatic in the Small-Cap Fund with Martek Biosciences Corp. and Sunpower Corp. both positively impacted. In the Mid-Cap area Clorox Co. received some takeover overtures and positively impacted performance. The cash position of corporations continues at high levels and could continue to impact such actively as the year progresses.

As we look toward the New Year we continue to face the uncertainty of the European debt crisis, high levels of unemployment and the coming election. These considerations could continue to lead to continued levels of extreme market volatility. Such episodes of weakness should be used to establish positions in dividend paying stocks. High yielding stocks continue to outperform the lower yielding sector.

Sincerely,

Ralph J. Scarpa
President
Capital Management Associates, Inc.

* The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The Russell Mid-Cap Value Index is a widely recognized unmanaged index designed to measure the performance of the mid-cap segment of the U.S. equity universe. The S&P 600 Small-Cap Index is the Standard & Poor’s Composite Index of 600 small-cap stocks and is a widely recognized, unmanaged index of common stock prices.Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index. The Funds may or may not purchase the types of securities represented by the S&P 500 Total Return Index, the Russell Mid-Cap Value Index or the S&P 600 Small-Cap Index.

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. The Funds are intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies or small-cap companies. Investment in the Mid-Cap Fund is also subject to, among other things, mid-cap securities risk and short sales risk. Investment in the Small-Cap Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk and short sales risk. More information about these risks and other risks can be found in each Fund’s prospectus.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Funds and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Capital Management Mid-Cap Fund – Institutional Shares

Performance Update - $25,000 Investment (Unaudited)
For the period from November 30, 2001 to November 30, 2011

The graph assumes an initial investment of $25,000 at November 30, 2001.

Average Annual Total Return

Performance Returns for the period ended November 30, 2011	One Year	Five Year	Ten Year
Capital Management Mid-Cap Fund – Institutional Shares	2.38%	0.83%	4.87%
S&P 500 Total Return Index	7.83%	(0.18)%	2.90%
Russell Mid-Cap Value Index	4.75%	(0.01)%	7.97%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-866-626-3863.

The above graph depicts the performance of the Capital Management Mid-Cap Fund - Institutional Shares versus the S&P 500 Total Return Index and the Russell Mid-Cap Value Index. The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The Russell Mid-Cap Value Index is a widely recognized unmanaged index designed to measure the performance of the mid-cap segment of the U.S. equity universe. It includes those Russell Mid-Cap Index companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Russell Mid-Cap Value Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Capital Management Mid-Cap Fund - Institutional Shares, which will not invest in certain securities comprising these indices.

Capital Management Mid-Cap Fund – Investor Shares

Performance Update - $10,000 Investment (Unaudited)
For the period from November 30, 2001 to November 30, 2011

The graph assumes an initial investment of $10,000 ($9,700 after maximum sales load of 3.00%) at November 30, 2001.

Average Annual Total Return

Performance Returns for the period ended November 30, 2011	One Year	Five Year	Ten Year
Capital Management Mid-Cap Fund – Investor Shares – No Sales Load	1.60%	0.08%	4.12%
Capital Management Mid-Cap Fund – Investor Shares – 3% Maximum Sales Load	(1.45)%	(0.53)%	3.80%
S&P 500 Total Return Index	7.83%	(0.18)%	2.90%
Russell Mid-Cap Value Index	4.75%	(0.01)%	7.97%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-866-626-3863.

The above graph depicts the performance of the Capital Management Mid-Cap Fund - Investor Shares versus the S&P 500 Total Return Index and the Russell Mid-Cap Value Index. The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The Russell Mid-Cap Value Index is a widely recognized unmanaged index designed to measure the performance of the mid-cap segment of the U.S. equity universe. It includes those Russell Mid-Cap Index companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Russell Mid-Cap Value Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Capital Management Mid-Cap Fund – Investor Shares, which will not invest in certain securities comprising these indices.

Capital Management Small-Cap Fund – Institutional Shares

Performance Update - $25,000 Investment (Unaudited)
For the period from November 30, 2001 to November 30, 2011

The graph assumes an initial investment of $25,000 at November 30, 2001.

Average Annual Total Return

Performance Returns for the period ended November 30, 2011	One Year	Five Year	Ten Year
Capital Management Small-Cap Fund – Institutional Shares	13.51%	3.45%	7.79%
S&P 600 Small-Cap Index	7.39%	1.68%	7.66%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-866-626-3863.

The above graph depicts the performance of the Capital Management Small-Cap Fund - Institutional Shares versus the S&P 600 Small Cap Index. The S&P 600 Small-Cap Index is the Standard & Poor’s Composite Index of 600 small-cap stocks and is a widely recognized, unmanaged index of common stock prices. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 600 Small-Cap Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Capital Management Small-Cap Fund – Institutional Shares, which will not invest in certain securities comprising the index.

Capital Management Small-Cap Fund – Investor Shares

Performance Update - $10,000 Investment (Unaudited)
For the period from November 30, 2001 to November 30, 2011

The graph assumes an initial investment of $10,000 ($9,700 after maximum sales load of 3.00%) at November 30, 2001.

Average Annual Total Return

Performance Returns for the period ended November 30, 2011	One Year	Five Year	Ten Year
Capital Management Small-Cap Fund – Investor Shares – No Sales Load	13.10%	3.19%	7.58%
Capital Management Small-Cap Fund – Investor Shares – 3% Maximum Sales Load	9.71%	2.56%	7.25%
S&P 600 Small-Cap Index	7.39%	1.68%	7.66%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-866-626-3863.

The above graph depicts the performance of the Capital Management Small-Cap Fund – Investor Shares versus the S&P 600 Small-Cap Index. The S&P 600 Small-Cap Index is the Standard & Poor’s Composite Index of 600 small cap stocks and is a widely recognized, unmanaged index of common stock prices. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 600 Small-Cap Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Capital Management Small-Cap Fund – Investor Shares, which will not invest in certain securities comprising the index.

Fund Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of each table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Mid–Cap Institutional Class Shares Expense Example	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period*
Actual (7.30)%	$ 1,000.00	$ 927.00	$ 7.25
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.55	$ 7.59
Mid–Cap Investor Class Shares Expense Example	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period*
Actual (7.62)%	$ 1,000.00	$ 923.80	$ 10.85
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,013.79	$ 11.36
Small–Cap Institutional Class Shares Expense Example	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period**
Actual (5.93)%	$ 1,000.00	$ 940.70	$ 7.30
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.55	$ 7.59
Small–Cap Investor Class Shares Expense Example	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period**
Actual (6.08)%	$ 1,000.00	$ 939.20	$ 8.90
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,015.89	$ 9.25

*
Actual expenses are based on expenses incurred in the most recent six-month period. The Mid-Cap Fund’s annualized six-month expense ratios are 1.50% for Institutional Shares and 2.25% for Investor Shares. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**
Actual expenses are based on expenses incurred in the most recent six-month period. The Small-Cap Fund’s annualized six-month expense ratios are 1.50% for Institutional Shares and 1.83% for Investor Shares. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Fund Expense Example (Unaudited)

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 30, 2011 were as follows:
Capital Management Mid-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.89%
Capital Management Mid-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.55%
Capital Management Mid-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.64%
Capital Management Mid-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.30%
Capital Management Small-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	2.11%
Capital Management Small-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.55%
Capital Management Small-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.86%
Capital Management Small-Cap Fund Investor Shares, after waivers and/or reimbursements *	1.88%

* The Advisor has entered into a contractual agreement with each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, costs of investing in underlying funds, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to 1.50% of the daily average net assets of the Mid-Cap and Small-Cap Funds through April 1, 2012. Total Gross Operating Expenses (Annualized) during the year ended November 30, 2011 were 1.79%, 2.54%, 1.94%, and 2.69% for the Mid-Cap Fund Institutional Shares, Mid-Cap Fund Investor Shares, Small-Cap Fund Institutional Shares and Small-Cap Fund Investor Shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Notes 2 & 3) sections of this report for expense related disclosure during the year ended November 30, 2011.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-626-3863. Please read it carefully before you invest or send money.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2011

	Shares	Value

Common Stock - 86.89%

Beverages - 5.66%
* Constellation Brands, Inc. - Class A	20,000	$389,400
Dr. Pepper Snapple Group, Inc.	10,000	365,300
		754,700
Building Materials - 4.56%
* Fortune Brands Home & Security, Inc.	25,000	417,000
Masco Corp.	20,000	191,600
		608,600
Chemicals - 3.54%
RPM International, Inc.	20,000	472,000

Computers - 3.69%
* SanDisk Corp.	10,000	493,100

Distribution & Wholesale - 3.77%
United Stationers, Inc.	15,000	503,100

Electrical Components & Equipment - 2.71%
* Energizer Holdings, Inc.	5,000	361,400

Electronics - 3.31%
Gentex Corp.	15,000	442,200

Environmental Control - 3.09%
Republic Services, Inc.	15,000	411,750

Food - 3.65%
McCormick & Co., Inc.	10,000	487,000

Gas - 3.80%
Energen Corp.	10,000	507,200

See Notes to Financial Statements

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2011

	Shares	Value

Common Stock - 86.89% (Continued)

Hand & Machine Tools - 11.02%
Lincoln Electric Holdings, Inc.	11,000	$434,280
Snap-On, Inc.	10,000	513,000
Stanley Black & Decker, Inc.	8,000	523,440
		1,470,720
Healthcare - Products - 5.60%
Dentsply International, Inc.	10,000	361,100
* Henry Schein, Inc.	6,000	386,040
		747,140
Healthcare - Services - 3.52%
Quest Diagnostics, Inc.	8,000	469,280

Household Products & Wares - 3.49%
Tupperware Brands Corp.	8,000	466,080

Iron & Steel - 2.47%
Steel Dynamics, Inc.	25,000	329,500

Machinery - Diversified - 2.84%
* Zebra Technologies Corp.	10,000	378,600

Mining - 2.52%
Silver Wheaton Corp.	10,000	335,800

Miscellaneous Manufacturing - 1.86%
Parker Hannifin Corp.	3,000	248,340

Oil & Gas Services - 7.86%
* Cameron International Corp.	10,000	539,900
* Rowan Cos., Inc.	15,000	508,650
		1,048,550
Pharmaceuticals - 4.96%
* Salix Pharmaceuticals, Inc.	15,000	662,100

See Notes to Financial Statements

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2011

	Shares	Value

Common Stock - 86.89% (Continued)

Semiconductors - 2.11%
* LSI Corp.	50,000	$281,000

Telecommunications - 0.86%
Frontier Communications Corp.	20,000	114,400

Total Common Stock (Cost $10,282,319)		11,592,560

Exchange-Traded Funds - 3.83%
* SPDR Gold Trust	3,000	510,390

Total Exchange-Traded Funds (Cost $244,645)		510,390

Investment Companies - 9.57%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	1,277,076	1,277,076

Total Investment Companies (Cost $1,277,076)		1,277,076

Total Investments (Cost $11,804,040) - 100.29%		13,380,026
Liabilities in Excess of Other Assets, net - (0.29)%		(39,032)

Net Assets - 100.00%		$13,340,994

* Non-income producing investment.
** Rate shown represents the rate at November 30, 2011 which is subject to change and resets daily.

See Notes to Financial Statements

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2011
	% of Net
Industry	Assets	Value

Beverages	5.66%	$754,700
Building Materials	4.56%	608,600
Chemicals	3.54%	472,000
Computers	3.69%	493,100
Distribution & Wholesale	3.77%	503,100
Electrical Components & Equipment	2.71%	361,400
Electronics	3.31%	442,200
Environmental Control	3.09%	411,750
Exchange - Traded Funds	3.83%	510,390
Food	3.65%	487,000
Gas	3.80%	507,200
Hand & Machine Tools	11.02%	1,470,720
Healthcare - Products	5.60%	747,140
Healthcare - Services	3.52%	469,280
Household Products & Wares	3.49%	466,080
Investment Companies	9.57%	1,277,076
Iron & Steel	2.47%	329,500
Machinery - Diversified	2.84%	378,600
Mining	2.52%	335,800
Miscellaneous Manufacturing	1.86%	248,340
Oil & Gas Services	7.86%	1,048,550
Pharmaceuticals	4.96%	662,100
Semiconductors	2.11%	281,000
Telecommunications	0.86%	114,400
Total	100.29%	$13,380,026

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2011

	Shares	Value

Closed-End Fund - 2.02%
Central Fund of Canada, Ltd. - PFIC	10,000	$223,300

Total Closed-End Fund (Cost $210,500)		223,300

Common Stock - 94.48%

Apparel - 2.51%
* Maidenform Brands, Inc.	15,000	276,600

Chemicals - 3.68%
Stepan Co.	5,000	406,200

Commercial Services - 7.82%
Deluxe Corp.	20,000	457,200
Landauer, Inc.	8,000	405,840
		863,040
Computers - 2.12%
* 3D Systems Corp.	15,000	234,150

Distribution & Wholesale - 3.16%
Watsco, Inc.	5,500	349,250

Electric - 8.65%
Black Hills Corp.	10,000	327,500
NorthWestern Corp.	10,000	348,800
UIL Holdings Corp.	8,000	278,720
		955,020
Electronics - 3.27%
* Rofin-Sinar Technologies, Inc.	15,000	360,900

Energy - Alternate Sources - 2.39%
* Green Plains Renewable Energy, Inc.	25,000	263,500

Engineering & Construction - 3.75%
Chicago Bridge & Iron Co. NV	10,000	413,500

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2011

	Shares	Value

Common Stock - 94.48% (Continued)

Food - 11.11%
B&G Foods, Inc. - Class A	20,000	$443,800
Imperial Sugar Co.	20,000	88,400
Snyders-Lance, Inc.	20,000	422,600
Tootsie Roll Industries, Inc.	11,254	271,334
		1,226,134
Forest Products & Paper – 4.50%
* KapStone Paper and Packaging Corp.	30,000	497,400

Gas - 2.04%
South Jersey Industries, Inc.	4,000	224,720

Home Furnishings - 2.76%
Ethan Allen Interiors, Inc.	15,000	304,500

Household Products & Wares - 6.57%
Jarden Corp.	10,000	311,400
WD-40 Co.	10,000	414,100
		725,500
Iron & Steel - 3.92%
Carpenter Technology Corp.	8,000	433,120

Oil & Gas - 7.30%
* Birchcliff Energy Ltd.	20,000	274,846
Cabot Oil & Gas Corp.	6,000	531,540
		806,386
Oil & Gas Services - 1.80%
Gulf Island Fabrication, Inc.	7,000	199,010

Pipelines - 3.23%
Eagle Rock Energy Partners LP	34,000	357,000

REIT – 7.73%
Ashford Hospitality Trust	30,000	238,800
Capstead Mortgage Corp.	20,000	249,600
Rayonier, Inc.	9,000	365,760
		854,160

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2011

	Shares	Value

Common Stock - 94.48% (Continued)

Retail - 3.62%
The Buckle, Inc.	10,000	$399,600

Transportation - 2.55%
* RailAmerica, Inc.	20,000	281,000

Total Common Stock (Cost $8,263,262)		10,430,690

Investment Companies - 4.83%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	533,393	533,393

Total Investment Companies (Cost $533,393)		533,393

Total Investments (Cost $9,007,155) - 101.33%		11,187,383
Liabilities in Excess of Other Assets, net - (1.33%)		(146,650)

Net Assets - 100.00%		$11,040,733

* Non-income producing investment.
** Rate shown represents the rate at November 30, 2011 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)
REIT - Real Estate Investment Trust
PFIC – Passive Foreign Investment Company

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2011
	% of Net
Industry	Assets	Value

Apparel	2.51%	$276,600
Chemicals	3.68%	406,200
Closed-End Fund	2.02%	223,300
Commercial Services	7.82%	863,040
Computers	2.12%	234,150
Distribution & Wholesale	3.16%	349,250
Electric	8.65%	955,020
Electronics	3.27%	360,900
Energy - Alternate Sources	2.39%	263,500
Engineering & Construction	3.75%	413,500
Food	11.11%	1,226,134
Forest Products & Paper	4.50%	497,400
Gas	2.04%	224,720
Home Furnishings	2.76%	304,500
Household Products & Wares	6.57%	725,500
Investment Companies	4.83%	533,393
Iron & Steel	3.92%	433,120
Oil & Gas	7.30%	806,386
Oil & Gas Services	1.80%	199,010
Pipelines	3.23%	357,000
REIT	7.73%	854,160
Retail	3.62%	399,600
Transportation	2.55%	281,000
Total	101.33%	$11,187,383

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

As of November 30, 2011	Mid-Cap Fund	Small-Cap Fund

Assets:
Investments, at cost	$11,804,040	$9,007,155
Investments, at value (note 1)	13,380,026	11,187,383
Receivables:
Dividends and interest	10,048	11,494
Prepaid expenses	2,181	1,927
Total Assets	13,392,255	11,200,804

Liabilities:
Payables:
Distributions payable	16,529	128,213
Due to advisor (note 2)	7,067	4,971
Due to administrator (note 2)	5,204	4,875
Distribution and service (12b-1) fees - Investor Shares (note 3)	231	39
Fund shares redeemed	336	-
Other liabilities and accrued expenses	21,894	21,973
Total Liabilities	51,261	160,071

Total Net Assets	$13,340,994	$11,040,733

Net Assets consist of:
Capital (par value and paid in surplus)	$11,765,008	$9,107,377
Accumulated net investment loss	-	(80,680)
Accumulated net realized loss on investments	-	(166,192)
Net unrealized appreciation on investments	1,575,986	2,180,228
Total Net Assets	$13,340,994	$11,040,733

Institutional Shares:
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized):	782,638	619,912
Net Assets - Institutional Shares	$12,963,863	$10,895,772
Net Asset Value, Maximum Offering and Redemption Price Per Share	$16.56	$17.58

Investor Shares:
Investor Shares Outstanding, $0.01 par value (unlimited shares authorized):	26,076	8,638
Net Assets - Investor Shares	$377,131	$144,961
Net Asset Value and Redemption Price Per Share	$14.46	$16.78
Maximum Offering Price Per Mid-Cap Investor Share (Net Asset Value/0.97)	$14.91
Maximum Offering Price Per Small-Cap Investor Share (Net Asset Value/0.97)		$17.30

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF OPERATIONS

For the year ended November 30, 2011	Mid-Cap Fund	Small-Cap Fund

Investment Income:
Dividends	$172,454	$242,517
Foreign withholding tax	(1,766)	(300)
Interest	63	95
Total Investment Income	170,751	242,312

Expenses:
Advisory fees (note 2)	137,118	110,798
Distribution and service (12b-1) fees - Investor Shares (note 3)	2,897	1,073
Administration fees (note 2)	49,594	44,330
Legal fees	19,096	19,096
Audit and tax preparation fees	15,000	15,000
Trustees’ fees and meeting expenses	8,500	8,500
Custody fees	5,564	7,319
Securities pricing fees	1,717	1,813
Registration and filing fees	2,035	1,567
Other operating expenses	6,823	6,860
Total Expenses	248,344	216,356
Less:
Advisory fees waived (note 2)	(40,330)	(49,540)
Distribution and service fees waived (note 3)	-	(594)
Net Expenses	208,014	166,222

Net Investment (Loss) Income	(37,263)	76,090

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	594,101	773,639
Net change in unrealized appreciation on investments	(221,184)	510,263
Net Realized and Unrealized Gain on Investments	372,917	1,283,902

Net Increase in Net Assets Resulting from Operations	$335,654	$1,359,992

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Mid-Cap Fund
For the fiscal year ended	November 30, 2011	November 30, 2010

Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(37,263)	$(31,963)
Net realized gain on investments	594,101	571,825
Net change in unrealized appreciation on investments	(221,184)	1,001,336
Net Increase in Net Assets Resulting from Operations	335,654	1,541,198

Distributions to shareholders from:
Net realized capital gains
Institutional Shares	(240,242)	-
Investor Shares	(7,973)	-
Decrease in Net Assets Resulting from Distributions	(248,215)	-

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	-	28,500
Reinvested dividends and distributions	223,713	-
Shares repurchased	(299,994)	(203,237)
Investor Shares
Shares sold	38,700	996
Reinvested dividends and distributions	7,972	-
Shares repurchased	(39,548)	(53,868)
Decrease in Net Assets Resulting from Capital Share Transactions	(69,157)	(227,609)

Net Increase in Net Assets	18,282	1,313,589

Net Assets:
Beginning of year	13,322,712	12,009,123
End of year	$13,340,994	$13,322,712

Accumulated Undistributed Net Investment Income	$-	$-

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Fund
For the fiscal year ended	November 30, 2011	November 30, 2010

Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$76,090	$(25,462)
Net realized gain on investments	773,639	216,946
Net change in unrealized appreciation on investments	510,263	2,047,846
Net Increase in Net Assets Resulting from Operations	1,359,992	2,239,330

Distributions to shareholders from:
Net investment income
Institutional Shares	(75,374)	-
Investor Shares	(716)	-
In excess of net investment income
Institutional Shares	(42,238)	(2,914)
Investor Shares	(406)	-
Net realized capital gains
Institutional Shares	(823,120)	(123,945)
Investor Shares	(11,330)	(1,665)
Decrease in Net Assets Resulting from Distributions	(953,184)	(128,524)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	-	20,000
Reinvested dividends and distributions	803,928	108,484
Shares repurchased	(239,321)	-
Investor Shares
Shares sold	-	970
Reinvested dividends and distributions	12,452	1,666
Shares repurchased	-	-
Increase in Net Assets from Capital Share Transactions	577,059	131,120

Net Increase in Net Assets	983,867	2,241,926

Net Assets:
Beginning of year	10,056,866	7,814,940
End of year	$11,040,733	$10,056,866

Accumulated Net Investment Loss	$(80,680)	$(38,036)

See Notes to Financial Statements

Capital Management Mid-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during each fiscal year ended

	Institutional Shares

	November 30,
	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Year	$16.48	$14.58	$11.37	$21.71	$19.65

Investment Operations:
Net investment (loss) income	(0.04)	(0.04)	0.04	(0.18)	(0.01)
Net realized and unrealized gain (loss) on
investments	0.43	1.94	3.21	(7.02)	2.65
Total from Investment Operations	0.39	1.90	3.25	(7.20)	2.64

Less Distributions:
From net investment income	-	-	(0.04)	(0.05)	-
From net realized capital gains	(0.31)	-	-	(3.09)	(0.58)
Total Distributions	(0.31)	-	(0.04)	(3.14)	(0.58)

Net Asset Value, End of Year	$16.56	$16.48	$14.58	$11.37	$21.71

Total Return (a)	2.38%	13.03%	28.56%	(38.45)%	13.84%

Ratios/Supplemental Data
Net Assets, End of Year (in 000’s)	$12,964	$12,950	$11,627	$9,260	$15,525
Ratio of Gross Expenses to Average Net Assets (b)	1.79%	1.84%	1.95%	2.00%	1.98%
Ratio of Net Expenses to Average Net Assets (b)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment (Loss) Income to
Average Net Assets	(0.25)%	(0.24)%	0.32%	(0.75)%	(0.07)%
Portfolio Turnover Rate	39.62%	27.56%	18.26%	25.32%	48.53%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(b)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and afterany waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Capital Management Mid-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during each fiscal year ended

	Investor Shares

	November 30,
	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Year	$14.54	$12.96	$10.16	$19.85	$18.15

Investment Operations:
Net investment loss	(0.15)	(0.15)	(0.05)	(0.23)	(0.16)
Net realized and unrealized gain (loss) on
investments	0.38	1.73	2.85	(6.33)	2.44
Total from Investment Operations	0.23	1.58	2.80	(6.56)	2.28

Distributions:
From net investment income	-	-	-	(0.04)	-
From net realized capital gains	(0.31)	-	-	(3.09)	(0.58)
Total Distributions	(0.31)	-	-	(3.13)	(0.58)

Net Asset Value, End of Year	$14.46	$14.54	$12.96	$10.16	$19.85

Total Return (a)	1.60%	12.19%	27.56%	(38.88)%	12.98%

Ratios/Supplemental Data
Net Assets, End of Year (in 000’s)	$377	$372	$382	$290	$390
Ratio of Gross Expenses to Average Net Assets (b)	2.54%	2.59%	2.70%	2.75%	2.73%
Ratio of Net Expenses to Average Net Assets (b)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of Net Investment Loss to
Average Net Assets	(1.00)%	(0.99)%	(0.44)%	(1.46)%	(0.82)%
Portfolio Turnover Rate	39.62%	27.56%	18.26%	25.32%	48.53%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(b)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Capital Management Small-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during each fiscal year ended

	Institutional Shares

	November 30,
	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Year	$16.93	$13.33	$11.40	$19.83	$20.34

Investment Operations:
Net investment income (loss)	0.14	(0.05)	- (a)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on
investments	2.14	3.87	1.95	(5.18)	0.32
Total from Investment Operations	2.28	3.82	1.95	(5.26)	0.27

Distributions:
From net investment income	(0.13)	-	- (a)	-	-
In excess of net investment income	(0.07)	(0.01)	(0.02)	-	-
From net realized capital gains	(1.43)	(0.21)	-	(3.17)	(0.78)
Total Distributions	(1.63)	(0.22)	(0.02)	(3.17)	(0.78)

Net Asset Value, End of Year	$17.58	$16.93	$13.33	$11.40	$19.83

Total Return (b)	13.51%	28.65%	17.10%	(31.65)%	1.38%

Ratios/Supplemental Data
Net Assets, End of Year (in 000’s)	$10,896	$9,929	$7,716	$6,812	$9,271
Ratio of Gross Expenses to Average Net Assets (c)	1.94%	2.06%	2.24%	2.39%	2.47%
Ratio of Net Expenses to Average Net Assets (c)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.69%	(0.28)%	0.03%	(0.51)%	(0.26)%
Portfolio Turnover Rate	41.52%	19.34%	33.07%	32.76%	56.60%

(a)	Net investment income and distributions from net investment income resulted in less than $0.01 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fundassuming reinvestment of dividends.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Capital Management Small-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during each fiscal year ended

	Investor Shares

	November 30,
	2011	2010	2009	2008	2007

Investment Operations:
Net investment income (loss)	0.08	(0.12)	(0.02)	(0.13)	(0.14)
Net realized and unrealized gain (loss) on
investments	2.04	3.73	1.86	(4.92)	0.33
Total from Investment Operations	2.12	3.61	1.84	(5.05)	0.19

Distributions:
From net investment income	(0.09)	-	-	-	-
In excess of net investment income	(0.05)	-	-	-	-
From net realized capital gains	(1.43)	(0.21)	-	(3.17)	(0.78)
Total Distributions	(1.57)	(0.21)	-	(3.17)	(0.78)

Net Asset Value, End of Year	$16.78	$16.23	$12.83	$10.99	$19.21

Total Return (a)	13.10%	28.16%	16.74%	(31.56)%	1.00%

Ratios/Supplemental Data
Net Assets, End of Year (in 000’s)	$145	$128	$99	$85	$126
Ratio of Gross Expenses to Average Net Assets (b)	2.69%	2.81%	2.99%	3.14%	3.22%
Ratio of Net Expenses to Average Net Assets (b)	1.83%	1.83%	1.83%	1.84%	1.84%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.35%	(0.61)%	(0.31)%	(0.84)%	(0.60)%
Portfolio Turnover Rate	41.52%	19.34%	33.07%	32.76%	56.60%

(a)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fundassuming reinvestment of dividends. Total return does not reflect payment of sales charges.

(b)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and afterany waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Capital Management Funds

November 30, 2011

1.	Organization and Significant Accounting Policies

The Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (collectively the “Funds” and individually the “Mid-Cap Fund” and “Small-Cap Fund”) are series funds. The Funds are part of the Capital Management Investment Trust (the “Trust”), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Funds are each classified as a “diversified” company as defined in the 1940 Act.

The Mid-Cap Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek long-term capital appreciation through investment in equity securities of medium-capitalization companies, consisting of common and preferred stocks and securities convertible into common stocks.

The Small-Cap Fund commenced operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation with a secondary consideration of current income through investment in equity securities of small capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks.

Each Fund offers two classes of shares (Institutional Shares and Investor Shares). Each class of shares has equal rights as to assets of the respective Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “Trustees”) determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Capital Management Funds

Notes to Financial Statements	November 30, 2011

1.	Organization and Significant Accounting Policies (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1-	quoted prices in active markets for identical securities
Level 2-	other significant observable inputs (including quoted prices for identical securities in inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3-	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of November 30, 2011:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$11,592,560	$-	$11,592,560
Exchange-Traded Funds	510,390	-	510,390
Investment Companies	-	1,277,076	1,277,076
Totals	$12,102,950	$1,277,076	$13,380,026

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Closed-end Fund	$223,300	$-	$223,300
Common Stocks (b)	10,430,690	-	10,430,690
Investment Companies	-	533,393	533,393
Totals	$10,653,990	$533,393	$11,187,383

(a)
As of and during the year ended November 30, 2011, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)
All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments. There were no transfers between Levels during the year ended November 30, 2011.

Capital Management Funds

Notes to Financial Statements	November 30, 2011

1.	Organization and Significant Accounting Policies (Continued)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions
The Funds may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Funds may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported year. Actual results could differ from those estimates.

Federal Income Taxes
The Funds are considered personal holding companies as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Funds’ shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Funds are subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

As of and during the year ended November 30, 2011, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of November 30, 2011, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended November 30, 2008, November 30, 2009 and November 30, 2010) and during the year ended November 30, 2011 and has concluded that no provision for income tax is required in these financial statements.

Capital Management Funds

Notes to Financial Statements	November 30, 2011

2.	Agreements

Advisor
The Funds pay a monthly advisory fee to Capital Management Associates, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in Table 2 provided below. The Advisor has entered into contractual agreements (“Expense Limitation Agreement”) with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than a specified percentage of the average daily net assets of the Funds for the current year. There can be no assurance that the Expense Limitation Agreement will continue in the future. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three fiscal years, provided the Funds’ assets exceed $10 million and the Funds have reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits. A breakout of the recoupable fees for the previous three years are listed below in Table 1. The Advisor may recapture the amount no later than November 30 of the corresponding year listed below. The expense limitation percentages including 12b-1 fees, as well as the Advisory fees waived and expenses reimbursed for the current year, are included in Table 2.

Table 1
Fund	2014	2013	2012
Mid-Cap Fund	$ 40,330	$ 42,437	$ 46,506
Small-Cap Fund	$ 49,540	$ 51,221	$ 53,997

Table 2
Advisory Fees		Expense Limitation Ratio
Average Net Assets	Rate		Mid-Cap Fund	Small-Cap Fund
First $100 million	1.00%	Institutional	1.50%	1.50%
Next $150 million	0.90%	Investor	2.25%	2.25%
Next $250 million	0.85%
Over $500 million	0.80%

Advisory Fees Waived		Expenses Reimbursed
Mid-Cap Fund	Small-Cap Fund	Mid-Cap Fund	Small-Cap Fund
$ 40,330	$ 49,540	$ -	$ -

Capital Management Funds

Notes to Financial Statements	November 30, 2011

2.	Agreements (Continued)

Administrator
Matrix 360 Administration, LLC (“Matrix” or the “Administrator”), formerly named Matrix Capital Group, Inc., serves as the Administrator, Fund Accountant and Transfer Agent for the Trust pursuant to a written agreement with the Trust. Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For Matrix’s services to the Funds, each Fund pays Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.20% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended November 30, 2011, Matrix earned $49,594 and $44,330 for the Mid-Cap Fund and Small-Cap Fund, respectively, including out of pocket expenses. These amounts are included in Administration fees on the Statements of Operations.

Distributor
Wellington Shields & Co., LLC (the “Distributor”) is the Funds’ principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. During the year ended November 30, 2011, $0 and $72 of sales charges were paid for the Mid-Cap Fund and Small-Cap Fund, respectively. During the year ended November 30, 2011, there were commissions on investment transactions paid to the Distributor of $18,760 and $20,291 for the Mid-Cap Fund and Small-Cap Fund, respectively.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Distributor.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted a distribution plan with respect to the Investor Shares pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Funds may incur certain costs, which may not exceed 0.75% per annum of the average daily net assets of Investor Shares for each period elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Funds or support servicing of shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares’ average daily net assets. The Funds incurred $2,897 and $1,073, for the Mid-Cap Fund and Small-Cap Fund, respectively, in distribution and service fees under the Plan with respect to Investor Shares for the year ended November 30, 2011. The Distributor has voluntarily waived $594 of these fees for the Small-Cap Fund for the year ended November 30, 2011.

Capital Management Funds

Notes to Financial Statements	November 30, 2011

4.	Purchases and Sales of Investment Securities

For the year ended November 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Mid-Cap Fund	$5,222,394	$5,723,653
Small-Cap Fund	4,436,868	4,256,787

There were no purchases or sales of long-term U.S. Government Obligations during the year ended November 30, 2011.

5.	Federal Income Tax

The information shown in the tables below represent: (1) tax components of capital as of November 30, 2011, (2) unrealized appreciation or depreciation of investments for federal income tax purposes, as of November 30, 2011, and (3) distributions the Funds paid under federal income tax regulations.

Table 1	Undistributed				Net Tax
	Long-Term Gains	Ordinary Income	Capital Loss Carryforwards	Deferred Post-October Losses	Appreciation (Depreciation)	Distributable Earnings, Net
Mid-Cap Fund	-	-	-	-	1,575,986	1,575,986
Small-Cap Fund	-	7,212	-	(166,191)	2,092,335	1,933,356

The undistributed ordinary income, capital gains, post-October losses and carryforward losses shown above differ from corresponding accumulated net investment loss and accumulated net realized loss figures reported in the Statements of Assets and Liabilities due to differing book/tax treatment of temporary book/tax differences due to the flow through income and deferred passive losses from limited partnerships.

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of November 30, 2011 are noted below.

Table 2	Federal Tax Cost	Aggregate Gross Unrealized		Net Unrealized
		Appreciation	Depreciation	Appreciation
Mid-Cap Fund	11,804,040	2,050,309	(474,323)	1,575,986
Small-Cap Fund	9,095,048	2,633,101	(540,766)	2,092,335

Capital Management Funds

Notes to Financial Statements	November 30, 2011

5.	Federal Income Tax (Continued)

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, deferral of post-October losses, foreign currency transactions, flow through income and deferred passive losses from limited partnerships and net investment losses. Permanent differences such as tax returns of capital, capital gains retained and net investment losses, if any, would be reclassified against capital. For the fiscal year ended November 30, 2011, the Mid-Cap Fund reclassified $37,263 of net investment loss to paid-in capital on the Statement of Assets and Liabilities.

Table 3	For the Fiscal Year Ended November 30, 2011 Distributions from		For Fiscal Year Ended November 30, 2010 Distributions from
	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain	Ordinary Income
Mid-Cap Fund	$248,215	$-	$-	$-
Small Cap Fund	727,788	225,396	125,610	2,914

6.	Capital Share Transactions

	Mid-Cap Fund
	Institutional Shares		Investor Shares
	For the Fiscal Year Ended November 30, 2011	For the Fiscal Year Ended November 30, 2010	For the Fiscal Year Ended November 30, 2011	For the Fiscal Year Ended November 30, 2010
Transactions in Capital Shares
Shares sold	-	1,996	2,503	75
Reinvested distributions	13,509	-	551	-
Shares repurchased	(16,670)	(13,503)	(2,602)	(3,959)
Net (Decrease) Increase in Capital Shares	(3,161)	(11,507)	452	(3,884)
Shares Outstanding, Beginning of Year	785,799	797,306	25,624	29,508
Shares Outstanding, End of Year	782,638	785,799	26,076	25,624

	Small-Cap Fund
	Institutional Shares		Investor Shares
	For the Fiscal Year Ended November 30, 2011	For the Fiscal Year Ended November 30, 2010	For the Fiscal Year Ended November 30, 2011	For the Fiscal Year Ended November 30, 2010
Transactions in Capital Shares
Shares sold	-	1,351	-	61
Reinvested distributions	45,716	6,408	742	102
Shares repurchased	(12,222)	-	-	-
Net Increase in Capital Shares	33,494	7,759	742	163
Shares Outstanding, Beginning of Year	586,418	578,659	7,896	7,733
Shares Outstanding, End of Year	619,912	586,418	8,638	7,896

Capital Management Funds

Notes to Financial Statements	November 30, 2011

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

9.	New Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact this amendment may have on the Funds’ Financial Statements.

10.	Regulated Investment Company Modernization Act of 2010

In December 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts “publicly offered” RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. The effective date for changes in the treatment of distributions is the November 30, 2011 taxable year.

The provisions related to the Modernization Act for qualification testing are effective for the November 30, 2011 taxable year. The effective date for changes in the treatment of capital losses is the November 30, 2012 taxable year. Management is currently evaluating the impact of these amendments may have on the Funds’ Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Capital Management Investment Trust
and the Shareholders of Capital Management Mid-Cap Fund
and Capital Management Small-Cap Fund

We have audited the accompanying statements of assets and liabilities of Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund, each a series of shares of beneficial interest of Capital Management Investment Trust, including the schedules of investments, as of November 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2011 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund as of November 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
January 30, 2012

Capital Management Funds

Additional Information (Unaudited)

A Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $500 per Fund per meeting attended in person and $300 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee*	Aggregate Compensation From each Fund**	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds and Trust Paid to Trustees*
Independent Trustees
Lucius E. Burch, III	$2,100	None	None	$4,200
Paul J. Camilleri	$3,000	None	None	$6,000
Anthony J. Walton	$2,100	None	None	$4,200
Interested Trustees
David V. Shields	None	None	None	None
Joseph V. Shields, Jr.	None	None	None	None

* Each of the Trustees serves as a Trustee to the two Funds of the Trust.
**Figures are for the fiscal year ended November 30, 2011.

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Lucius E. Burch, III, 69	Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Burch Investment Group, formerly Massey Burch Investment Group, Inc. (venture capital firm)	2	None
Paul J. Camilleri, 63	Trustee	Since 2/07	Arbitrator for the National Association of Securities Dealers and New York Stock Exchange; previously, Consultant (2001-2003) to Credit Suisse (broker/dealer)	2	None
Anthony J. Walton, 68	Trustee	Since 12/94	Vice Chairman (Since 2005) of Standard Chartered Bank (commercial bank); Managing Director (since 2005) of Econban Finance, LLC (investment bank); Chief Executive Officer (since 1995) of Armstrong Holdings Corporation (private investment and corporate finance advisory firm); previously, Partner (2000-2004) of McFarland Dewey & Company, LLC (investment bank)	2	None

Capital Management Funds

Additional Information (Unaudited)

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees*
David V. Shields, 71** Shields & Company 140 Broadway Street 44th Floor New York, NY 10005	Trustee	Since 12/94	Director (since 1983) of Capital Management Associates, Inc. (investment advisor to the Fund); President and Managing Director (since 1982) of Shields & Company (broker/dealer and the former distributor to the Fund); Chairman and Managing Member of Wellington Shields & Co., LLC (broker/dealer and distributor to the Fund).	2	None
Joseph V. Shields, Jr., 73** Shields & Company 140 Broadway Street 44th Floor New York, NY 10005	Chairman and Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Capital Management Associates, Inc.; Chairman and Managing Director (since 1982) of Shields & Company; Vice-Chairman and Managing Member of Wellington Shields & Co., LLC	2	Chairman of Board of Trustees – BBH Trust for the 12 series of the trust (registered investment companies); Director (since 1989) of Flowers Foods, Inc. (NYSE listed food company).
*
Basis of Interestedness: David V. Shields and Joseph V. Shields, Jr. are Interested Trustees because they are officers and principal owners of Capital Management Associates, Inc., the Funds’ investment advisor, and Wellington Shields & Company LLC, the Funds’ distributor.

**	David V. Shields and Joseph V. Shields, Jr. are brothers.

Officers
Ralph J. Scarpa, 74 Capital Management Associates, Inc. 140 Broadway Street 44th Floor New York, NY 10005	President, Principal Executive Officer, and Principal Financial Officer	Since 1/07
President (since 2007) and portfolio manager of Capital Management Associates, Inc.; Senior Vice President and Managing Director and Secretary of Shields & Company; Co-CEO and Managing Member of Wellington Shields & Co., LLC.
				n/a	n/a
Christopher F. Meyer, 62 Capital Management Associates, Inc. 140 Broadway Street 44th Floor New York, NY 10005	Chief Compliance Officer	Since 5/06
Compliance Officer of Capital Management Associates, Inc. (since April 2006); Compliance Officer of Shields & Company (since April 2006); previously, Senior Finance Coordinator and Supervising Senior Examiner of the New York Stock Exchange, Inc.
				n/a	n/a
Larry E. Beaver, Jr., 42 Matrix Capital Group, Inc. 630 Fitzwatertown Road Building “A”, 2nd Floor Willow Grove, PA 19090	Treasurer and Assistant Secretary	Since 5/27/08	Director of Mutual Fund Accounting and Administration (since January 2005) of Matrix 360 Administration, LLC (administrator and transfer agent to the Fund).	n/a	n/a
David F. Ganley, 64 Matrix Capital Group, Inc. 630 Fitzwatertown Road Building “A”, 2nd Floor Willow Grove, PA 19090	Secretary and Assistant Treasurer	Since 5/27/08	Senior Vice President (since January 2005) of Matrix Capital Group, Inc. (administrator and transfer agent to the Fund).	n/a	n/a

Capital Management Funds

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to each Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863 and on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the Funds’ Forms N-Q are also available, without charge, by calling the Funds at 1-888-626-3863.

3.	Approval of the Renewal of the Amended and Restated Investment Advisory Agreements for the Funds

The next item on the agenda was the consideration and approval of the renewal of the Amended and Restated Investment Advisory Agreements for the Funds (“Investment Advisory Agreements”). Mr. Steed reviewed with the Board a memorandum from Counsel dated November 10, 2011 and addressed to the Trustees that summarized, among other things, the Board’s fiduciary duties and responsibilities in reviewing and approving the renewal of the Investment Advisory Agreements. A copy of this memorandum was included in Exhibit B of the Board Materials. Mr. Steed discussed with the Independent Trustees the types of information and factors that should be reviewed and considered by the Board and their responsibilities in making an informed decision regarding the approval of the renewal of each Investment Advisory Agreement. It was noted that prior to this Meeting, the Independent Trustees had discussed among themselves, outside the presence of the Advisor, the renewal of the Investment Advisory Agreements.

The Advisor then reviewed with the Board a memorandum from the Advisor dated November 10, 2011 and addressed to the Trustees that contained information relating to the renewal of the Investment Advisory Agreements (“Advisor Memorandum”). A copy of the Advisor Memorandum was included in Exhibit B of the Board Materials. The Advisor discussed with the Board the Advisor’s Form ADV, experience, profitability with respect to the Funds, the Advisor’s financial strength and capability, and other information contained in the Advisor Memorandum. The Board also reviewed with the Advisor the Funds’ fee and performance comparisons, brokerage commission reports for the prior twelve months, and a copy of the current Investment Advisory Agreements, which were referenced in the Advisor’s written responses. These items were also included in Exhibit B of the Board Materials. The Advisor also discussed with the Board the Advisor’s plan to transfer its individual client accounts to its affiliated investment advisor, Wellington Shields & Co., LLC and noted that these transfers would not affect the Advisor’s management of the Funds.

Mr. Steed then reminded the Board of the U.S. Supreme Court’s decision Jones v. Harris Associates. He noted that the Court, in addition to reaffirming the standards established set forth in Gartenberg vs Merrill Lynch Asset Management for determining when advisor fees for a mutual fund are excessive, suggested that a mutual fund board should consider, among other things, differences in fees charged and services provided by the mutual fund’s investment advisor to other clients that may be similar to the mutual fund, to the extent that the board finds such factors relevant. The Advisor then discussed with the Board the fees charged and services provided to clients of the Advisor other then the Funds, and the differences between serving these clients and the Funds. The Advisor then responded to questions from the Independent Trustees regarding the various responses in the Advisor Memorandum.

In deciding whether to approve the renewal of each of the Investment Advisory Agreements, the Board considered numerous factors, including:

(i)   The nature, extent, and quality of the services provided by the Advisor. In this regard, the Board reviewed the services being provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services since each Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations; its compliance procedures and practices; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow the Funds’ assets, and assist in the distribution of Fund shares. The Board noted that the Trust’s president, principal executive officer and principal financial officer, and chief compliance

Capital Management Funds

Additional Information (Unaudited)

3.	Approval of the Renewal of the Amended and Restated Investment Advisory Agreements for the Funds (continued)

officer were employees of the Advisor, and serve the Trust without additional compensation from the Funds. After reviewing the foregoing information and further information in the Advisor Memorandum, the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.

(ii)   The investment performance of the Funds and the Advisor. In this regard, the Board compared the performance of each Fund with the performance of its benchmark index and with comparable funds with similar objectives managed by other investment advisors. The Board also considered the consistency of the Advisor’s management of each Fund with the Fund’s investment objective and policies. After reviewing the short and long-term investment performance of the Funds, the Advisor’s experience managing the Funds and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of the Funds and the Advisor was satisfactory.

(iii)   The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from their relationship with the Funds. In this regard, the Board considered the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the financial condition of the Advisor; the level of commitment to the Funds and the Advisor by the principals of the Advisor; the asset level of each Fund; the overall expenses of each Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Funds and the nature and frequency of advisory fee payments; and the differences in fees and services provided to the Advisor’s other clients that may be similar to the Funds. The Board reviewed the financial statements of the Advisor and discussed the financial stability and profitability of the Advisor. The Board reviewed the Funds’ Expense Limitation Agreements (“Expense Limitation Agreements”) with the Advisor, and discussed the Advisor’s prior fee waivers under the Expense Limitation Agreements. The Board also considered potential benefits for the Advisor in managing the Funds, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Funds, and the potential for the Advisor to generate soft dollars from certain of the Funds’ trades that may benefit all of the Advisor’s clients. The Board then discussed the fees and expenses of each Fund (including the management fee) as compared to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. With respect to the Capital Management Mid-Cap Fund, the Board determined that while the management fee may be higher than or equal to comparable funds and the net expense ratio higher than or equal to some comparable funds and lower than others, the Fund was also smaller than most comparable funds and the industry average. With respect to the Capital Management Small-Cap Fund, the Board determined that while the management fee may be higher than comparable funds and equal to and lower than the other comparable funds and the net expense ratio higher than or equal to some of the comparable funds and lower than others, the Fund was also smaller than most of the comparable funds and the industry average. Following further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Funds were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

(iv)   The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. In this regard, the Board considered that each Fund’s fee arrangements with the Advisor involved both a management fee and an Expense Limitation Agreement. The Board noted that the Funds utilize breakpoints in their advisory fee schedules and determined that the Funds’ shareholders would benefit from economies of scale as the Funds grow. The Board also determined that the Funds’ shareholders had experienced benefits from the Expense Limitation Agreements and that, due to the size of the Funds, the Funds’ shareholders would likely continue to experience benefits from the Expense Limitation Agreements until the Funds’ assets grew to levels where expenses fell below the caps set by the Expense Limitation Agreements and the Advisor began receiving its full fees. In addition, the Board noted that the Funds’ shareholders benefit from economies of scale under the Funds’ agreements with service providers other than the Advisor. Following further discussion of the Funds’ asset levels, expectations for growth, and fee levels, the Board determined that the Funds’ fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

(v)   The Advisor’s practices regarding brokerage and portfolio transactions. In this regard, the Board considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters or, as to equity securities, “third market” for listed securities and principal market makers for over-the-counter securities). The Board also considered the historical and anticipated portfolio turnover rate for the Funds; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers

Capital Management Funds

Additional Information (Unaudited)

3.	Approval of the Renewal of the Amended and Restated Investment Advisory Agreements for the Funds (continued)

used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical or other services (“soft dollars”). The Board also examined the reasonableness of the commissions paid to the Distributor, a broker-dealer affiliated with the Advisor, in light of industry standards and the services provided. After further review and discussion, the Board determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

(vi)   The Advisor’s practices regarding possible conflicts of interest. In this regard, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds and/or the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics. Following further consideration and discussion, the Board indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon the foregoing considerations and after further discussion and careful review by the Board, upon motion duly made, seconded, and unanimously carried by vote of the Trustees, including a majority of the Independent Trustees, it was:

RESOLVED, that the Amended and Restated Investment Advisory Agreement, as presented at this Meeting, between the Trust and the Advisor with respect to the Capital Management Mid-Cap Fund was approved by the Board, including a majority of the Independent Trustees, voting separately, to continue for a one year period ending November 29, 2012, upon the terms and for the compensation described therein; and further

RESOLVED, that the Amended and Restated Investment Advisory Agreement, as presented at this Meeting, between the Trust and the Advisor with respect to the Capital Management Small-Cap Fund was approved by the Board, including a majority of the Independent Trustees, voting separately, to continue for a one year period ending November 29, 2012, upon the terms and for the compensation described therein.

The Capital Management Mutual Funds
are series of the
Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Matrix360 Administration, LLC	Capital Management Associates, Inc.
630 Fitzwatertown Road	140 Broadway
Building A 2nd Floor	New York, NY 10005
Willow Grove, PA 19090-1904

Toll-Free Telephone:	Toll-Free Telephone:

1-888-626-3863	1-888-626-3863

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer is filed pursuant to item 12 (a) (1) below.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	Not applicable.

(a)(3)
At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees – Audit fees billed for the registrant for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the independent accountant in connection with the registrant’s statutory and regulatory filings.

Fund	2010	2011
Capital Management Mid-Cap Fund	$13,000.	$13,000.
Capital Management Small-Cap Fund	$13,000.	$13,000.

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended November 30, 2010 and November 30, 2011 for assurance and related services by the accountant that was reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2010	2011
Capital Management Mid-Cap Fund	$2,000.	$2,000.
Capital Management Small-Cap Fund	$2,000.	$2,000.

(d)	All Other Fees. –There were no other fees billed by the accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

(f)	Not applicable.

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2011 and 2010 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By Ralph J. Scarpa	/s/ Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date: January 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Ralph J. Scarpa	/s/ Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date: January 13, 2012